Employee Future Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 age	Dec. 31, 2020	Dec. 31, 2019
Other, through 2027
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits	65	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%
Other, through 2026
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	4.50%	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits		65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%	0.30%
Other, through 2026 | Canada
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	4.50%	4.50%	4.50%
Other, through 2024
Assumed health-care cost trend rate
Maximum age disabled and retired members eligible for benefits		65
Other, through 2024 | Canada
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)			4.50%
Other, through 2024 | US
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)			4.50%
Percentage of reasonably possible decrease in actuarial assumption			0.30%
Accrued Benefit Obligation | Registered
Disclosure of defined benefit plans [line items]
Discount rate	2.40%	2.40%	3.00%
Rate of compensation increase	2.90%	2.90%	2.80%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate	2.30%	2.30%	3.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	2.30%	2.30%	3.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	6.80%	6.80%	7.00%
Dental-care cost escalation	4.00%	4.00%	4.00%
Other, through 2027 | Registered
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	3.00%	3.90%
Rate of compensation increase	2.90%	2.90%	2.50%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Other, through 2027 | Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	3.00%	3.80%
Rate of compensation increase	3.00%	3.00%	3.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Other, through 2027 | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	3.00%	3.90%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	7.10%	7.10%	7.40%
Dental-care cost escalation	4.00%	4.00%	4.00%